Cash, Cash Equivalents and Restricted Cash (Tables)	12 Months Ended
Feb. 28, 2022
Cash And Cash Equivalents [Abstract]
Summary of Cash and Cash Equivalents
	As of February 28, 2022	As of February 28, 2021
	US$	US$
Bank balances	68,809,057	134,025,561